Goldman Sachs Strategic Factor Allocation Fund Average Annual Total Returns - Class Institutional Shares [Member]		12 Months Ended	45 Months Ended	60 Months Ended	103 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Strategic Factor Allocation Composite Index (50% S&P 500 & 50% BBg US Agg)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.61%		7.17%	8.00%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(1.42%)	(0.33%)	1.10%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.94%		14.51%	14.75%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		10.75%		7.57%	7.10%
Performance Inception Date	May 31, 2016
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.95%		5.12%	5.21%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.14%		5.14%	5.00%